Stock Based Compensation	12 Months Ended
Dec. 31, 2021
Share-based Payment Arrangement [Abstract]
Stock Based Compensation
NOTE 9 – STOCK BASED COMPENSATION
Stock Options
On December 4, 2017, the Company’s Board of Directors adopted its 2017 Incentive Plan which subsequently was amended and restated on July 29, 2020 (the “Plan”). The Plan was entered into with the objective of attracting and retaining key personnel, providing for additional performance incentives, and promoting the success of the Company by increasing the efforts of participants. The Plan seeks to achieve this purpose by providing for awards in the form of stock options (“options”) and RSUs to officers, employees, consultants, and directors of the Company. Pursuant to the Plan, the Company has issued the following stock-based payment awards to employees and nonemployees in exchange for services provided to the Company, (i) options to the Company’s founders, including options early exercised through a promissory note, (ii) stock options and RSUs to various employees and former employees, and (iii) options and warrants issued to various nonemployee consultants (collectively, the “Awards”). The underlying Awards pursuant to the Plan are administered by the Compensation and Management Development Committee of the Board of Directors.

12,258,817 shares are reserved and available for grant and issuance pursuant to the Plan as of the date of adoption of the amended Plan.
Stock-based compensation expense during the years ended December 31, 2021 and 2020, was $0.9 million and $1.0 million respectively. No income tax benefit was recognized in the consolidated statements of net loss and comprehensive loss and an immaterial amount of compensation was capitalized during 2021. Stock-based compensation expense was recorded in the following financial statement lines within the consolidated statements of net loss and comprehensive loss:

	December 31, 2021	December 31, 2020
Cost of Revenues	$13,402	$14,383
General and Administrative	$680,609	$825,664
Selling and Marketing	$79,695	$104,985
Research & Development	$81,690	$47,048
In 2018, founders early exercised approximately 7.7 million stock options through execution of partial-recourse promissory notes. The options had an exercise price of $0.28 per share. The options contain various service and performance-based vesting conditions. Specifically, a portion of the options vest solely based on a graded four- year
service condition, a portion vests based on both achievement of a performance condition as well as completion of a graded four-year service condition, and the remaining vest on achieving certain pre-money
valuation in a financing event as well as completion of a graded five-year service condition. During the years ended December 31, 2021 and 2020, 505,500 and 2,218,392 of the shares associated with these early exercised options became outstanding for accounting purposes as they were released from the notes’ recourse provision. The release of the notes’ recourse provision was the result of the donation or sale of these early exercised options by the founders, resulting in an increase in Common Stock outstanding.
During fiscal year 2020, the Company issued 1,012,066 stock options to its employees and consultants collectively at exercise prices ranging between $1.63 and $1.81. Stock options granted to employees were subject to graded service-based vesting over the period of four years (primarily), subject, in each case, to the individual’s continued service through the applicable vesting date.
In 2019, the Company issued 58,203 stock options to nonemployees in connection with their respective advisory services to the Company at exercise prices of $1.63. There were no stock options issued to nonemployees during the years ended December 31, 2021 and 2020. Stock options granted to one of the nonemployees are subject to both performance and service-based conditions wherein vesting is contingent upon meeting certain business development goals per year and subject to continued services as senior advisor to the Company. Whereas stock options granted to another nonemployee is subject to a standard four-year time-based vesting schedule with 1/16 of the shares to vest each quarter subject to acceleration upon an initial public offering or a change of control event. With the exception of 341,494 options which had an expiration date of January 11, 2020, all options expire 10 years after the date of grant.

The following table summarizes activity in relation to the Company’s stock options issued to employees, founders and consultants:

	Number of Shares/Units	Weighted Average Exercise Price	Weighted Average Grant Date Fair Value	Weighted Average Remaining Contractual Life	Aggregate Intrinsic Value
				(years)
Balance at January 1, 2021	3,182,758	$1.39	$0.76	8.59	$8,636,744
Granted	—	—	—		—
Exercised	106,480	0.97	0.54		2,882,631
Forfeited	224,250	1.44	0.78		5,965,765
Expired	25,629	1.68	0.91		675,649

Balance at December 31, 2021	2,826,399	$1.40	$0.77	7.60	$75,296,955
Exercisable at December 31, 2021	1,392,684	1.15	0.62	7.31	37,456,625
Expected to vest at December 31, 2021	1,433,715	1.65	0.84	7.87	37,840,330
As of December 31, 2021, there was approximately $0.9 million of unrecognized compensation cost related to options under the Plan which is expected to be recognized over a weighted average period of 1.1 years.
The Company recognizes compensation expense for the options equal to the fair value of the equity-based compensation awards over the vesting period of such awards. The fair values associated with the options are estimated on the date of grant using the Black-Scholes option-pricing model using the following assumptions:

2020
Expected annual dividend yield	0.00%
Expected volatility	51.78%
Risk-free rate of return	0.75%
Expected option term (years)	5.98

The Black-Scholes option pricing model requires the input of certain subjective assumptions, including (a) the expected stock price volatility, (b) the calculation of expected term of the award, (c) the risk-free interest rate and (d) expected dividends. Due to the lack of company-specific historical and implied volatility data for trading the Company’s stock in the public market, the Company has based its estimate of expected volatility on the historical volatility of a group of similar companies that are publicly traded. The historical volatility is calculated based on a period of time commensurate with the expected term assumption. The computation of expected volatility is based on the historical volatility of a representative group of companies with similar characteristics to the Company, including stage of product development and digital manufacturing industry focus. The Company is a technology and services platform positioned as a supply chain solution and the representative group of companies has certain similar characteristics to the Company. The Company believes the group selected has sufficient similar economic and industry characteristics and includes companies that are most representative of the Company. The expected term is applied to the stock option grant group as a whole, as the Company does not expect substantially different exercise or post-vesting termination behavior among its employee population. For options granted to nonemployees, the Company utilizes the contractual term of the arrangement as the basis for the expected term assumption. The risk-free interest rate is based on a treasury instrument whose term is consistent with the expected life of the options. The expected dividend yield is assumed to be zero as the Company has never paid dividends and has no current plans to pay any dividends on its Common Stock, which is similar to the Company’s peer group.

Restricted Stock Units
As of December 31, 2021 and 2020, the Company has issued 2,205,452 and 235,150, respectively, of RSUs with a weighted average grant date fair value of $16.93 and $1.97 per RSU, respectively. Of the 2,205,452 RSUs issued as of December 31, 2021, 1,219,695 are standard RSUs and 985,757 are founder RSUs.
Standard employee RSUs contain both service and performance conditions wherein vesting is generally subject to a requisite four year service period, whereby the award vests 25% on the one-year
anniversary of the Vesting Commencement Date (as defined in the Company’s Stock Purchase Agreement) then ratably over 36 monthly installments, subject to continuous service by the individual and achievement of the performance target, as stipulated in the notice of grant (“Liquidity Event” as defined in the underlying agreements). Due to the nature of the performance condition, recognition of compensation cost has been deferred until the occurrence of a Liquidity Event.
As of December 31, 2021, unrecognized compensation costs associated with outstanding RSUs was approximately
$35.8 million.
Founder RSUs include a portion that vests upon the closing of a SPAC transaction or the first IPO to occur following February 1, 2021, and a portion that will vest on the first day following the lapse of the
Lock-up
Period, the first 180 days from the consummation of a SPAC transaction or IPO, on which the Company Valuation equals or exceeds $1.5 billion. 597,430 of the founders RSUs will vest upon completion of the initial SPAC transaction or IPO and the remaining 388,327 will vest upon the achievement of a $1.5 billion valuation following a SPAC transaction or IPO. Due to the nature of the vesting conditions, recognition of compensation cost has been deferred until the applicable vesting conditions have been met.
See below for a summary of RSU activity for the year ended December 31, 2021:

	Number of units	Weighted average grant date fair value
Non-vested at January 1, 2021	219,252	$1.97
Granted	1,970,302	18.72
Vested	—	—
Forfeited	(110,023)	13.63
Non-vested at December 31, 2021	2,079,531	$17.22
The stock-based compensation expense associated with RSUs will not be recognized until the completion of a Liquidity Event, at which time RSUs whose service conditions have been met will vest and the associated compensation costs will be recognized as stock-based compensation expense.
As of December 31, 2021, the service conditions for 166,800 of the outstanding 1,093,774 standard employee RSUs have been achieved. The remaining outstanding employee RSUs are expected to achieve their service conditions over a weighted average period of approximately 1.4 years.